SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Aug. 05, 2011	Feb. 23, 2011	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares vested					$ 0.0	$ 1.7
Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for the period				$ 0.4	$ 1.1	$ 2.1
Vesting requirement lifted for restricted shares (in shares)						174,000
Restricted shares -Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)							400,000
Equity Incentive Plan 2011 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period				4 years
Equity Incentive Plan 2011 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period				5 years
Employees [Member]
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)				226,000
Granted during the year (in shares)				0
Vested during the year (in shares)				(193,000)
Forfeited during the year (in shares)				0
Non-vested at end of period (in shares)				33,000	226,000
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)				$ 22.00
Granted during the year (in dollars per share)				0
Vested during the year (in dollars per share)				24.08
Forfeited during the year (in dollars per share)				0
Non-vested at end of period (in dollars per share)				$ 9.84	$ 22.00
Restricted Stock Awards [Member] | Scandic American Shipping Ltd. [Member] | Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for the period			$ 1.1
Restricted Stock Awards [Member] | Employees and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common restricted shares repurchased				10,000
Restricted Stock Awards [Member] | Employees and Non Employees [Member] | Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares issued to manager (in dollars per share)	$ 18.05	$ 23.88
Share-based compensation arrangement shares cliff vesting period				4 years
Common shares repurchased at fair value (in shares)				33,000
Unrecognized compensation cost related to unvested restricted stock				$ 0.3
Weighted average period to recognize the unrecognized compensation cost				2 years 1 month 6 days
Fair value of shares vested				$ 2.0
Restricted shares -Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)	74,000	326,000